Selected Statements of Comprehensive Loss Data - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of General and Administrative Expenses [Line Items]
Payroll and payroll related	$ 152	$ 151	$ 171
Professional services	571	107	289
Share based payment	10	17	19
Marketing			15
Others	35	28	54
Total	$ 768	$ 303	$ 548